MAINSTAY FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NY 10010

June 19, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust (the "Registrant")

Registration Numbers: 333-160918 and 811-22321

Dear Sir/Madam:

Electronically transmitted for filing EDGAR is Post-Effective Amendment No.127 under the Securities Act of 1933, as amended (“1933 Act”) and Amendment No. 129 under the Investment Company Act of 1940, as amended. This Post-Effective Amendment relates to the MainStay MacKay Short Term Municipal Fund (the “Fund”), a series of MainStay Funds Trust.

The purpose of this Amendment is to show changes to the MainStay MacKay Short Term Municipal Fund (formerly, MainStay Tax Advantaged Short Term Bond Fund). We note that this prospectus uses the same Shareholder Guide as other MainStay Funds and that there have been no material changes to it since the Staff’s last review in February 2017. In addition, we note that this Fund shares a combined Statement of Additional Information with another MainStay Fund with the same fiscal year end, and the disclosure has been drafted with that in mind.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 201-685-6232.

Very truly yours,

/s/ Y. Rachel Kuo

Y. Rachel Kuo

Assistant Secretary